Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001819794
Document Type	6-K/A
Amendment Description	Amendment No. 1
Document Fiscal Year Focus	2024
Entity File Number	001-39789
Entity Registrant Name	Fusion Fuel Green PLC
Amendment Flag	true
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31